Goodwill - Goodwill allocated to the cash-generating units (Detail) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill		€ 10,637	€ 8,014
Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill		10,637	8,014	€ 8,654
Ambulatory Monitoring & Diagnostics [Member]
Goodwill [Line Items]
Goodwill	[1]	1,897
Hospital Patient Monitoring [Member]
Goodwill [Line Items]
Goodwill	[2]	1,663	1,246
Image-Guided Therapy [Member]
Goodwill [Line Items]
Goodwill		2,802	2,610
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Goodwill		2,031	1,915
Other (units carrying a non-significant goodwill balance) [Member]
Goodwill [Line Items]
Goodwill		2,245	2,244
Cash-generating units [member] | Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill		€ 10,637	€ 8,014

[1]	Includes provisional goodwill related to the acquisition of BioTelemetry, see Acquisitions and divestments
[2]	Previously named Monitoring & Analytics. Includes provisional goodwill related to the acquisition of Capsule Technologies, see Acquisitions and divestments